Long-Term Notes Receivable, Government Bonds And Other Assets - Additional Information (Detail) $ in Thousands, $ in Thousands							2 Months Ended	11 Months Ended	12 Months Ended
	Nov. 20, 2020 MXN ($)	Nov. 19, 2020 USD ($)	Mar. 31, 2020 MXN ($)	Aug. 15, 2016 MXN ($)	Jun. 29, 2016 MXN ($)	Dec. 24, 2015 MXN ($)	Aug. 15, 2016 MXN ($)	Nov. 19, 2020 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 MXV ( )
Disclosure of notes receivable government bonds and other long term assets [line items]
Long-term notes receivable											$ 126,534,822			$ 0
Payment of promissory notes										$ 1,151,962,147	1,185,042,283	$ 841,033,392
Principal amount of debt											1,947,986,835			2,215,049,262
Borrowings											1,738,249,903		$ 93,621,642	1,867,630,050
Government Bonds [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Principal amount of debt								$ 128,786,611
Borrowings								95,597,610						95,597,610
Fair value of the transferred assets														129,320,536
Fair value of associated financial liabilities														95,630,214
Fair value of transferred financial assets and associated financial liabilities, Net														33,690,322
Government Bonds [Member] | Eighteen Series of Development Bonds [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Maturity										2021 and 2026
Notional amount														$ 118,280,727	913,482
Government Bonds [Member] | Three Year Financing Arrangement [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Maturity	November 24, 2023
Notional amount	$ 95,597,610
Interest rate	8.56275%
Mexican Government [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Payment of promissory notes											38,705,497
Repayments of principal											32,493,666
Repayments of interest											6,211,831
Interest income									$ 817,270
Financing income [member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Accrued yields								$ 7,097,040
Promissory note additional interest amount											$ 614
Financing income [member] | Government Bonds [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Interest income										$ 2,103,099
Bottom of range [member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Interest per annum of promissory notes											5.39%
Top of range [member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Interest per annum of promissory notes											7.00%
SHCP [member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Accrued interest rate						6.93%
Petroleos Mexicanos [member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Notes issued in advance payment						$ 50,000,000
Discounted value of promissory note					$ 184,230,586
Promissory notes exchange price				$ 47,000,000
Increase in equity					$ 135,439,612
Increase in convertible promissory notes							$ 1,209,026
Promissory note principle amount			$ 4,102,622
Promissory note interest amount			881,048
Payment of promissory notes			$ 4,983,670
Non-negotiable promissory note [member] | SHCP [member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Notes issued in advance payment						$ 50,000,000
New Mexican Government Local Bonds [Member] | Petroleos Mexicanos And SHCP [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Promissory notes exchange price		$ 128,656,192
Number Of Promissory Notes Exchanged		16